PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
13.a. Accounting policy
It is measured at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met and is stated net of ICMS (State VAT) credits (Note 9.), which were recorded as recoverable taxes. The Company does not have loans that meet the criteria for recognition of cost capitalization.
Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the statement of income as incurred.
The present value of the expected cost for the decommissioning of property and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 20.) and depreciated over the useful lives of the related assets, which do not exceed the lease term.
Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses.
The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate.
Property and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off (measured as the difference between the net disposal proceeds and the carrying amount) are recognized in the statement of income in the year in which the asset is written off.
Leases
The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low value assets, as permitted by IFRS 16. They recognize lease liabilities to make lease payments and assets rights of use representing the right of use of the underlying assets.
The Company recognizes the right-of-use assets on the lease start date (that is, on the date the asset is available for use). The rights of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurement of lease liabilities.
The Company acts as a lessee in a significant number of lease agreements on different assets, such as structures (towers and rooftops) and the respective land where they are located; sites built in the Built to Suit (“BTS”) modality for installing antennas and other equipment and means of transmission; computer equipment; offices, shops and commercial properties.
13.b. Critical estimates and judgments
The accounting treatment of investment in fixed assets includes estimating the useful life period for depreciation purposes, particularly for assets acquired in business combinations.
Useful life determination requires estimates regarding the expected technological developments and alternative uses of assets. The hypotheses related to the technological aspect and its future development imply a significant level of analysis, considering the difficulties in forecasting the time and nature of future technological changes.
Information on the recoverability of fixed assets is presented in Note 15.
13.c. Description, Breakdown and changes
We present a brief description of the main items that make up fixed assets.
•Switching and transmission media equipment: Includes switching and control centers, gateway, platforms, base radio station, microcells, minicells, repeaters, antennas, radios, access networks, concentrators, cables, TV equipment and other switching and transmission media equipment.
•Infrastructure: This includes buildings, elevators, central air conditioning equipment, towers, posts, containers, energy equipment, land piping, support and protectors, leasehold improvements, etc.
•Lending equipment: Includes cellphones and modems in the lending modality.
•Terminal equipment: Includes private telephone switching centers, public telephones and other terminal equipment.
•Other fixed asset items: These include vehicles, repair and construction tools and instruments, telesupervision equipment, IT equipment, testing and measurement equipment, fixtures and other goods for general use.

	Switching and transmission equipment	Infrastructure	Lending equipment	Terminal equipment	Land	Other P&E	Assets and facilities under construction	Total
Balance on December 31, 2022	22,314,978	14,282,867	5,149,038	677,218	252,085	632,082	2,589,917	45,898,185
Additions(1)	166,766	4,540,935	102,262	6,406	—	75,836	5,609,550	10,501,755
Write-offs, net(2)	(2,914)	(346,320)	(133)	(81)	(2,549)	(6,214)	(11,694)	(369,905)
Net transfers(3)	4,163,467	278,710	1,993,228	75,793	—	5,530	(6,651,218)	(134,490)
Subletting	—	(36,800)	—	—	—	—	—	(36,800)
Business combination – VSS	—	—	—	—	—	34	—	34
Depreciation (Note 26.)	(3,375,429)	(3,790,213)	(1,842,701)	(337,951)	—	(194,338)	—	(9,540,632)
Balance on December 31, 2023	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147
Additions(1)	162,171	4,707,950	85,285	32	—	117,026	6,002,568	11,075,032
Write-offs, net(2)	(10,653)	(111,421)	(469)	(536)	(10,271)	—	(8,182)	(141,532)
Net transfers(3)	3,266,774	358,091	2,185,708	36,752	—	12,947	(5,895,330)	(35,058)
Subletting	—	(65,290)	—	—	—	—	—	(65,290)
Business combination – IPNET (Note 1.c.2.)	—	533	—	—	—	532	—	1,065
Depreciation (Note 26.)	(3,914,354)	(3,829,001)	(2,162,005)	(245,147)	—	(189,476)	—	(10,339,983)
Balance on December 31, 2024	22,770,806	15,990,041	5,510,213	212,486	239,265	453,959	1,635,611	46,812,381

Balance on December 31, 2023
Cost	88,601,631	42,700,577	29,511,295	6,571,924	249,536	5,836,449	1,536,555	175,007,967
Accumulated depreciation	(65,334,763)	(27,771,398)	(24,109,601)	(6,150,539)	—	(5,323,519)	—	(128,689,820)
Total	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147

Balance on December 31, 2024
Cost	91,758,158	47,318,029	31,701,975	6,582,403	239,265	5,945,185	1,635,611	185,180,626
Accumulated depreciation	(68,987,352)	(31,327,988)	(26,191,762)	(6,369,917)	—	(5,491,226)	—	(138,368,245)
Total	22,770,806	15,990,041	5,510,213	212,486	239,265	453,959	1,635,611	46,812,381

(1)Additions from property and equipment mainly refers to: (i) in 2024: Investments were mainly directed towards accelerating the 5G mobile network, in addition to strengthening the transmission backhaul, backbone and network, and FTTH customers. These were some of the initiatives that drove our commercial growth this year, reinforcing our commitment to the quality of our services and ensuring healthy and consistent growth; (ii) in 2023: investments mainly concentrated in networks, which included 4G and 5G mobile access, transmission backhaul, backbone and network and FTTH customers. The investments helped sustain our commercial and revenue growth, whilst maintaining the quality of services provided and were also designed to prepare us for medium-term growth.
(2)In infrastructure, includes the amounts of R$74,258 and R$335,351 in 2024 and 2023, respectively, referring to the cancellation of lease agreements.
(3)Total balances refer to transfers between classes of fixed and intangible assets (Note 14.c.).
13.d. Depreciation rates
In the years ended December 31, 2024 and 2023, the Company performed assessments of the useful lives of property and equipment using the direct comparative method of market data.
This study indicated the need for changes in the useful life and annual depreciation rates of some asset items. These changes in the accounting estimate increased depreciation expense in 2024 by R$432,091 and reduced depreciation expense by R$88,292 in 2023.
Below, we present the annual depreciation rates for the years ended December 31, 2024 and 2023, except for lease assets, which are presented in Note 13.e..

Description	12.31.2024			12.31.2023
Switching and transmission equipment and media	2.50%	to	66.67%	2.50%	to	19.67%
Infrastructure	2.50%	to	50.00%	2.50%	to	20.00%
Lending equipment	20.00%	to	50.00%	20.00%	to	50.00%
Terminal equipment	10.00%	to	50.00%	10.00%	to	50.00%
Other P&E assets	10.00%	to	25.00%	10.00%	to	25.00%
13.e. Additional information on leases
13.e.1. Breakdown and changes
Below, we present the movement of leases, already included in the tables for the movement of fixed assets (Note 13.c.).

	Infrastructure	Switching and transmission equipment	Other	Total
Balance on December 31, 2022	11,082,417	245,216	81,008	11,408,641
Additions	4,442,927	20,134	(61,223)	4,401,838
Subletting (Note 13.c.)	(36,800)	—	—	(36,800)
Depreciation	(3,290,201)	(61,831)	(1,312)	(3,353,344)
Cancellation of contracts	(335,351)	—	(4,867)	(340,218)
Balance on December 31, 2023	11,862,992	203,519	13,606	12,080,117
Additions	4,634,552	139,125	702	4,774,379
Subletting (Note 1.c.3.)	(65,290)	—	—	(65,290)
Depreciation	(3,364,821)	(79,390)	(9,028)	(3,453,239)
Cancellation of contracts	(74,258)	(10,123)	(21)	(84,402)
Other changes	(3,947)	—	—	(3,947)
Balance on December 31, 2024	12,989,228	253,131	5,259	13,247,618

Balance on December 31, 2023
Cost	25,166,150	395,901	133,432	25,695,483
Accumulated depreciation	(13,303,158)	(192,382)	(119,826)	(13,615,366)
Total	11,862,992	203,519	13,606	12,080,117

Balance on December 31, 2024
Cost	29,418,847	520,634	130,315	30,069,796
Accumulated depreciation	(16,429,619)	(267,503)	(125,056)	(16,822,178)
Total	12,989,228	253,131	5,259	13,247,618
13.e.2. Depreciation rates
Below, we present the annual depreciation rates for the years ended December 31, 2024 and 2023.

Description	12.31.2024			12.31.2023
Infrastructure	2.36%	to	92.31%	2.36%	to	92.31%
Switching and transmission equipment and media	10.00%	to	66.67%	10.00%	to	66.67%
Other P&E assets	26.09%	to	40.00%	26.09%	to	40.00%
13.f. Property and equipment items pledged in guarantee
On December 31, 2024, the consolidated values of property and equipment given as collateral in legal proceedings were R$29,414 (R$101,220 on December 31, 2023).